Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (9,688,127)	$ (10,243,605)	$ (16,868,711)	$ (7,863,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,550	4,257	5,721	5,720
Amortization of right-of-use assets	78,341
Stock-based compensation	363,730	561,755	645,823	895,498
Settlement of Covance accounts payable		(893,823)	(893,823)
Loss on disposal of equipment				1,627
Amortization of discount on available-for-sale debt securities	(9,769)		(19,789)
Unrealized gain on available-for-sale securities	923		(923)
Changes in operating assets and liabilities:
Accrued interest receivable	52,987		(54,456)
Prepaid expenses	(349,677)	(298,384)
Prepaid expenses and other assets			(254,122)	(10,648)
Other assets	(10,000)		(12,399)
Accounts payable	(1,945,831)	786,723	3,168,559	341,211
Accrued expenses	(1,266,621)	(45,692)	953,591	(768,483)
Lease liabilities	(68,971)
Other liabilities	(13,359)	(1,362)	(2,398)	1,021
Net cash used in operating activities	(12,851,824)	(10,130,131)	(13,332,927)	(7,397,912)
Cash flows from (used in) investing activities
Purchase of property and equipment	(1,589)	(2,008)	(2,008)	(7,678)
Sale of investments in marketable debt securities	6,998,549
Purchase of investment in marketable securities			(6,968,991)
Net cash flows from investing activities	6,996,960	(2,008)	(6,970,999)	(7,678)
Cash flows used in financing activities
Proceeds from the issuance of preferred shares upon closing of private placement			6,000,000
Commission and issuance costs of private placement			(512,530)
Proceeds from the issuance of shares upon closing of follow-on offering				23,029,750
Commission and issuance costs of follow-on offering				(2,038,471)
Proceeds from the issuance of shares from common stock purchase agreement				2,000,000
Payout to stockholders for fractional shares		(3,256)	(3,256)
Net cash used in financing activities		(3,256)	5,484,214	22,991,279
Net (decrease) increase in cash and cash equivalents	(5,854,864)	(10,135,395)	(14,819,712)	15,585,689
Cash and cash equivalents at beginning of period	7,812,259	22,631,971	22,631,971	7,046,282
Cash and cash equivalents at end of period	1,957,395	12,496,576	7,812,259	22,631,971
Supplemental disclosure of cash flow activities:
Cash paid for taxes	187,079		2,233	800
Supplemental disclosure of non-cash financing activities:
Conversion of preferred stock to common stock	4,257,975	1,784,327
Right-of-use assets obtained in exchange for lease liabilities	(198,319)
Lease liabilities arising from obtaining right-of-use assets	$ 184,644
Deemed dividend on preferred stock			2,537,844	3,111,020
Conversion of Series A and Series B preferred stock to common stock			2,057,794
Conversion of Series A preferred stock to Series C preferred stock			$ 1,880,000